Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.30163%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$899,853.73

Principal:
Principal Collections	$14,872,350.75
Prepayments in Full	$5,765,558.38
Liquidation Proceeds	$162,844.04
Recoveries	$75,420.80
Sub Total	$20,876,173.97
Collections	$21,776,027.70

Purchase Amounts:
Purchase Amounts Related to Principal	$433,259.08
Purchase Amounts Related to Interest	$2,162.59
Sub Total	$435,421.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,211,449.37

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,211,449.37
Servicing Fee	$249,048.44	$249,048.44	$0.00	$0.00	$21,962,400.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,962,400.93
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,962,400.93
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,962,400.93
Interest - Class A-3 Notes	$23,648.35	$23,648.35	$0.00	$0.00	$21,938,752.58
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$21,764,175.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,764,175.75
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$21,670,216.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,670,216.75
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$21,602,351.33
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,602,351.33
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$21,519,131.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,519,131.75
Regular Principal Payment	$20,395,956.67	$20,395,956.67	$0.00	$0.00	$1,123,175.08
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,123,175.08
Residual Released to Depositor	$0.00	$1,123,175.08	$0.00	$0.00	$0.00
Total		$22,211,449.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,395,956.67
Total					$20,395,956.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,395,956.67	$34.70	$23,648.35	$0.04	$20,419,605.02	$34.74
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$20,395,956.67	$10.85	$443,269.18	$0.24	$20,839,225.85	$11.09

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$24,463,807.30	0.0416193	$4,067,850.63	0.0069205
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$286,023,807.30	0.1521921	$265,627,850.63	0.1413395

Pool Information
Weighted Average APR	3.520%	3.528%
Weighted Average Remaining Term	24.44	23.69
Number of Receivables Outstanding	30,843	29,771
Pool Balance	$298,858,133.14	$277,388,401.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$286,023,807.30	$265,627,850.63
Pool Factor	0.1539396	0.1428807

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$11,760,550.69
Targeted Overcollateralization Amount	$11,760,550.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,760,550.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		121	$235,719.57
(Recoveries)		171	$75,420.80
Net Loss for Current Collection Period			$160,298.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6436%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.1530%
Second Prior Collection Period			0.4737%
Prior Collection Period			0.5120%
Current Collection Period			0.6676%
Four Month Average (Current and Prior Three Collection Periods)			0.7016%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,849	$17,095,852.74
(Cumulative Recoveries)			$2,951,336.21
Cumulative Net Loss for All Collection Periods			$14,144,516.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7286%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,922.87
Average Net Loss for Receivables that have experienced a Realized Loss			$2,418.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.95%	424	$5,402,876.06
61-90 Days Delinquent	0.21%	42	$592,012.91
91-120 Days Delinquent	0.05%	10	$144,209.07
Over 120 Days Delinquent	0.37%	63	$1,021,252.87
Total Delinquent Receivables	2.58%	539	7,160,350.91

Repossession Inventory:
Repossessed in the Current Collection Period		21	$288,271.94
Total Repossessed Inventory		22	$319,309.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3420%
Prior Collection Period			0.3858%
Current Collection Period			0.3863%
Three Month Average			0.3714%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer